INCOME TAXES (Schedule of income taxes) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
INCOME TAXES [Abstract]
Continuing operations	$ 518,000	$ 1,531,000	$ 572,000
Discontinued operations			(100,000)
Income tax provision	$ 518,000	$ 1,531,000	$ 472,000